Post-Retirement and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2012	Dec. 31, 2011
Allocation of pension plan assets	100.00%	100.00%
Equity securities [Member]
Allocation of pension plan assets	37.00%	31.00%
Bonds securities remunerating interest [Member]
Allocation of pension plan assets	31.00%	25.00%
Real estate [Member]
Allocation of pension plan assets	2.00%	3.00%
Other [Member]
Allocation of pension plan assets	30.00%	41.00%